Related Party Balances and Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Related Party Transaction [Line Items]
Accounts payable	¥ 37
Nanjing Lefang [Member]
Related Party Transaction [Line Items]
Repaid loan	400
Outstanding balance	43,100
Hainan Chenxi [Member]
Related Party Transaction [Line Items]
Loans receivable	¥ 92,360
Outstanding terms	6 months
Interest rate on loans receivable	5.50%
Accounts payable	¥ 37
Zhongzheng Jinniu [Member]
Related Party Transaction [Line Items]
Loans receivable	¥ 58,005
Outstanding terms	6 months
Interest rate on loans receivable	14.00%
Lize Jiaxing [Member]
Related Party Transaction [Line Items]
Loans receivable	¥ 150
Outstanding terms	6 months
Interest rate on loans receivable	4.35%
Zhuhai Yuanxin [Member]
Related Party Transaction [Line Items]
Loans receivable	¥ 5,000
Outstanding terms	12 months
Interest rate on loans receivable	4.35%
Nanjing Lefang [Member]
Related Party Transaction [Line Items]
Loans receivable	¥ 43,500
Outstanding terms	7 years
Interest rate on loans receivable
Payable	¥ 4,620
Forecast [Member]
Related Party Transaction [Line Items]
Accounts payable		¥ 665